Segment Information - Disclosure of non-current assets allocated by geography (Details) - CAD ($)	Apr. 30, 2024	Apr. 30, 2023
Disclosure of operating segments [line items]
Non-current assets	$ 215,769,477	$ 164,582,343
Canada [Member]
Disclosure of operating segments [line items]
Non-current assets	628,123	1,465,890
Mexico [Member]
Disclosure of operating segments [line items]
Non-current assets	$ 215,141,354	$ 163,116,453